United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-8403

                   AllianceBernstein Institutional Funds, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2003

                    Date of reporting period: April 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.

AllianceBernstein
Special Equity Institutional Fund


Semi-Annual Report
April 30, 2003


[LOGO] ALLIANCEBERNSTEIN
       Investment Research and Management

Investment Products Offered
===========================
 o Are Not FDIC Insured
 o May Lose Value
 o Are Not Bank Guaranteed
===========================


This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

AllianceBernstein Investment Research and Management, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

June 12, 2003

Semi-Annual Report
We're excited to announce that Alliance Fund Distributors, Inc. has become AllianceBernstein Investment Research and Management, Inc. All of Alliance Capital's domestic mutual funds have been renamed AllianceBernstein.

This report provides management's discussion of fund performance for AllianceBernstein Special Equity Institutional Fund (the "Fund") semi-annual reporting period ended April 30, 2003.

Investment Objectives and Policies
This open-end fund seeks capital appreciation and invests primarily in equity securities. The Fund emphasizes investments in companies that we believe have superior relative earnings growth potential that are selling at reasonable valuations. Although the Fund typically invests for the long-term, it may also take advantage of short-term opportunities.

Investment Results
The following table provides the performance data for the Fund and its benchmark, the Standard & Poor's (S&P) 500 Stock Index, for the six- and 12-month periods ended April 30, 2003. We have also included the Russell 3000 Growth Index for an additional comparison of more growth-orientated stocks.



   INVESTMENT RESULTS*
   Periods Ended April 30, 2003

                                                            ====================
                                                                  Returns
                                                            ====================
                                                            6 Months   12 Months
--------------------------------------------------------------------------------
   AllianceBernstein Special Equity Institutional Fund        4.41%      -13.49%
--------------------------------------------------------------------------------
   S&P 500 Stock Index                                        4.47%      -13.30%
--------------------------------------------------------------------------------
   Russell 3000 Growth Index                                  4.49%      -15.01%
--------------------------------------------------------------------------------

 * The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of April 30, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

   The unmanaged Standard & Poor's (S&P) 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the U.S. stock market. The unmanaged Russell 3000 Growth Index contains those securities in the Russell 3000 Index with a greater-than-average growth orientation. The unmanaged Russell 3000 Index is comprised of 3,000 of the largest capitalized companies


--------------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN SPECIAL EQUITY INSTITUTIONAL FUND o 1 that are traded in the United States. An investor cannot invest directly in an index or an average, and its results are not indicative of any specific investment, including AllianceBernstein Special Equity Institutional Fund.

   Additional investment results appear on pages 3-4.


For the six-month period ended April 30, 2003, the Fund performed in line with both the Russell 3000 Growth Index and the S&P 500 Stock Index. The Fund's relative performance was favorably affected by technology, consumer and financial services holdings. However, the Fund's performance was adversely affected by relatively weak performance of health care holdings, particularly Cardinal Health, Inc., Health Management Associates and Patterson Dental Co. In addition, weakness in Harley-Davidson, Inc. and CDW Computer Centers, Inc. weighed on performance. This was substantially offset by favorable relative performance of Career Education Corp., Comcast Corp., eBay, Inc., Jacobs Engineering Group, Inc. and VERITAS Software Corp.

Market Review and Investment Strategy
The six-month period ended April 30, 2003 was generally a period of volatile overall equity market returns, particularly for growth equities--continuing the pattern of the prior two years. The period has been characterized by a number of macro-economic and geopolitical issues, and has generally been an environment of anemic economic growth, suppressed revenues for many industries, as well as continued correction of multi-year excesses in both equity valuations and corporate capital structures.


--------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN SPECIAL EQUITY INSTITUTIONAL FUND


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PORTFOLIO SUMMARY
April 30, 2003 (unaudited)

INCEPTION DATE
4/30/99


PORTFOLIO STATISTICS
Net Assets ($mil): 198.2


SECTOR BREAKDOWN
 23.3% Consumer Services
 23.2% Finance
 23.0% Health Care
 14.6% Technology
  7.6% Consumer Manufacturing
  3.7% Capital Goods
  2.5% Multi-Industry Companies
  1.2% Energy

  0.9% Short-Term


All data as of April 30, 2003. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.

--------------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN SPECIAL EQUITY INSTITUTIONAL FUND o 3

INVESTMENT RESULTS

AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2003


Class I Shares
--------------------------------------------------------------------------------
                                Without Sales Charge
                    1 Year             -13.49%
           Since Inception*             -9.87%

AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2003)

Class I Shares
--------------------------------------------------------------------------------
                                Without Sales Charge
                    1 Year             -24.18%
           Since Inception*            -11.66%



The Fund's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions.

The Fund can invest in foreign securities which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. The Fund may at times be concentrated in a particular sector or industry group and, therefore, may be subject to greater risk. The Fund can invest in small- to mid-capitalization companies. These investments may be more volatile than investments in large capitalization companies.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


* Inception date: 4/30/99.


--------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN SPECIAL EQUITY INSTITUTIONAL FUND

TEN LARGEST HOLDINGS
April 30, 2003 (unaudited)

                                                                Percent of
Company                                         Value           Net Assets
--------------------------------------------------------------------------------
Citigroup, Inc.                          $  9,507,527                 4.8%
--------------------------------------------------------------------------------
Harley-Davidson, Inc.                       7,874,768                 4.0
--------------------------------------------------------------------------------
Comcast Corp. Cl.A Special                  7,773,516                 3.9
--------------------------------------------------------------------------------
Legg Mason, Inc.                            7,531,410                 3.8
--------------------------------------------------------------------------------
Express Scripts, Inc. Cl.A                  7,240,288                 3.7
--------------------------------------------------------------------------------
American International Group, Inc.          7,001,577                 3.5
--------------------------------------------------------------------------------
Career Education Corp.                      6,830,768                 3.5
--------------------------------------------------------------------------------
Health Management Associates                6,605,632                 3.3
--------------------------------------------------------------------------------
Kohl's Corp.                                6,588,800                 3.3
--------------------------------------------------------------------------------
Cardinal Health, Inc.                       6,523,040                 3.3
--------------------------------------------------------------------------------
                                         $ 73,477,326                37.1%


--------------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN SPECIAL EQUITY INSTITUTIONAL FUND o 5

PORTFOLIO OF INVESTMENTS
April 30, 2003 (unaudited)

Company                                           Shares                   Value
--------------------------------------------------------------------------------

COMMON STOCKS-98.7%

Consumer Services-23.2%
Airlines-0.5%
Southwest Airlines Co. .....................      66,100         $     1,054,956
                                                                 ---------------
Broadcasting & Cable-7.4%
Comcast Corp. Cl.A Special(a)...............     258,600               7,773,516
Cox Communications, Inc. Cl.A(a)............      42,600               1,410,060
EchoStar Communications Corp. Cl.A(a).......      32,515                 974,149
Viacom, Inc. Cl.B(a)........................      88,700               3,850,467
Westwood One, Inc.(a).......................      17,800                 621,220
                                                                 ---------------
                                                                      14,629,412
                                                                 ---------------
Entertainment & Leisure-4.0%
Harley-Davidson, Inc. ......................     177,200               7,874,768
                                                                 ---------------
Retail - General Merchandise-5.2%
Bed Bath & Beyond, Inc.(a)..................      23,400                 924,534
CDW Computer Centers, Inc.(a)...............      66,700               2,844,088
Kohl's Corp.(a).............................     116,000               6,588,800
                                                                 ---------------
                                                                      10,357,422
                                                                 ---------------
Miscellaneous-6.1%
Apollo Group, Inc. Cl.A(a)..................       7,400                 401,073
Career Education Corp.(a)...................     113,600               6,830,768
Education Management Corp.(a)...............      28,800               1,406,016
Iron Mountain, Inc.(a)......................      77,900               3,104,315
Strayer Education, Inc. ....................       5,000                 325,200
                                                                 ---------------
                                                                      12,067,372
                                                                 ---------------
                                                                      45,983,930
                                                                 ---------------
Finance-23.1%
Banking - Money Center-0.5%
SLM Corp. ..................................       8,450                 946,400
                                                                 ---------------
Banking - Regional-1.8%
Bank One Corp. .............................     101,100               3,644,655
                                                                 ---------------
Brokerage & Money Management-5.1%
Legg Mason, Inc. ...........................     138,700               7,531,410
Merrill Lynch & Co., Inc. ..................       9,700                 398,185
Morgan Stanley..............................      49,900               2,233,025
                                                                 ---------------
                                                                      10,162,620
                                                                 ---------------
Insurance-6.0%
American International Group, Inc. .........     120,821               7,001,577
Everest Re Group, Ltd. (Bermuda)............      13,000                 905,450
Willis Group Holdings, Ltd. ................     126,400               3,942,416
                                                                 ---------------
                                                                      11,849,443
                                                                 ---------------


--------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN SPECIAL EQUITY INSTITUTIONAL FUND

Company                                           Shares                   Value
--------------------------------------------------------------------------------

Miscellaneous-9.7%
Ambac Financial Group, Inc. ................      76,300         $     4,452,105
Citigroup, Inc. ............................     242,230               9,507,527
MBNA Corp. .................................     277,300               5,240,970
                                                                 ---------------
                                                                      19,200,602
                                                                 ---------------
                                                                      45,803,720
                                                                 ---------------
Health Care-22.9%
Biotechnology-0.1%
Gilead Sciences, Inc.(a)....................       4,200                 193,788
                                                                 ---------------
Drugs-4.6%
Forest Laboratories, Inc.(a)................      99,600               5,151,312
Patterson Dental Co.(a).....................      53,100               2,133,027
Pfizer, Inc. ...............................      58,900               1,811,175
                                                                 ---------------
                                                                       9,095,514
                                                                 ---------------
Medical Products-4.0%
Boston Scientific Corp.(a)..................      41,900               1,803,795
St. Jude Medical, Inc.(a)...................      24,100               1,264,286
Stryker Corp. ..............................      73,800               4,945,338
                                                                 ---------------
                                                                       8,013,419
                                                                 ---------------
Medical Services-14.2%
AmerisourceBergen Corp. ....................      46,350               2,681,348
Cardinal Health, Inc. ......................     118,000               6,523,040
Express Scripts, Inc. Cl.A(a)...............     122,800               7,240,288
Health Management Associates................     387,200               6,605,632
WellPoint Health Networks, Inc.(a)..........      66,200               5,027,228
                                                                 ---------------
                                                                      28,077,536
                                                                 ---------------
                                                                      45,380,257
                                                                 ---------------
Technology-14.5%
Communications Equipment-2.5%
Cisco Systems, Inc.(a)......................      98,950               1,488,208
Juniper Networks, Inc.(a)...................     335,800               3,431,876
                                                                 ---------------
                                                                       4,920,084
                                                                 ---------------
Computer Hardware/Storage-2.1%
Dell Computer Corp.(a)......................     144,590               4,180,097
                                                                 ---------------
Computer Services-0.7%
Affiliated Computer Services,
  Inc. Cl.A(a)..............................      29,850               1,423,845
                                                                 ---------------
Computer Software-4.6%
Mercury Interactive Corp.(a)................      36,950               1,254,083
Microsoft Corp. ............................      59,500               1,521,415
Symantec Corp.(a)...........................      45,835               2,014,448
VERITAS Software Corp.(a)...................     196,275               4,320,013
                                                                 ---------------
                                                                       9,109,959
                                                                 ---------------


--------------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN SPECIAL EQUITY INSTITUTIONAL FUND o 7

Company                                           Shares             Value
--------------------------------------------------------------------------------

Contract Manufacturing-0.2%
Flextronics International, Ltd.
(Singapore)(a) .............................      40,630         $       355,512
                                                                 ---------------
Internet Infrastructure-3.0%
eBay, Inc.(a)...............................      64,400               5,974,388
                                                                 ---------------
Semi-Conductor Components-1.4%
Marvell Technology Group, Ltd. (Bermuda)(a).      58,000               1,338,582
Maxim Integrated Products, Inc. ............      39,400               1,548,026
                                                                 ---------------
                                                                       2,886,608
                                                                 ---------------
                                                                      28,850,493
                                                                 ---------------
Consumer Manufacturing-7.6%
Building & Related-5.8%
American Standard Cos., Inc.(a).............      43,400               3,089,646
Centex Corp. ...............................      38,600               2,548,372
D.R. Horton, Inc. ..........................      84,550               2,003,835
Lennar Corp. Cl.A...........................      34,000               1,844,160
Lennar Corp. Cl.B...........................       3,400                 182,070
NVR, Inc.(a)................................       5,400               1,931,850
                                                                 ---------------
                                                                      11,599,933
                                                                 ---------------
Miscellaneous-1.8%
Newell Rubbermaid, Inc. ....................     114,400               3,486,912
                                                                 ---------------
                                                                      15,086,845
                                                                 ---------------
Capital Goods-3.7%
Electrical Equipment-1.0%
L-3 Communications Holdings, Inc.(a)........      44,300               1,966,920
                                                                 ---------------
Engineering & Construction-2.7%
Jacobs Engineering Group, Inc.(a)...........     129,100               5,312,465
                                                                 ---------------
                                                                       7,279,385
                                                                 ---------------
Multi-Industry Companies-2.5%
Danaher Corp. ..............................      71,500               4,932,070
                                                                 ---------------
Energy-1.2%
Domestic Producers-1.2%
Apache Corp. ...............................      40,635               2,326,354
                                                                 ---------------
Total Common Stocks
  (cost $163,491,506)......................                          195,643,054
                                                                 ---------------


--------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN SPECIAL EQUITY INSTITUTIONAL FUND

                                               Principal
                                                  Amount
                                                   (000)               Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-0.9%
Time Deposit-0.9%
State Street Euro Dollar
  0.75%, 5/01/03
  (cost $1,732,000).........................      $1,732         $     1,732,000
                                                                 ---------------
Total Investments-99.6%
  (cost $165,223,506)......................                          197,375,054
Other assets less liabilities*-0.4%.........                             869,655
                                                                 ---------------

Net Assets-100%.............................                     $   198,244,709
                                                                 ---------------

* SECURITY LENDING INFORMATION
Includes cash collateral received of $4,951,800 for securities on loan as of April 30, 2003 (see Note E). The lending agent invested the cash collateral in a short-term investment as follows:
                                                                    Percent
                                    Current                         of Net
                                     Yield    Shares      Value     Assets
                                   -------  ---------- -----------  ------
    UBS Private Money Market
      Fund LLC                       1.23%   4,951,800  $4,951,800   2.5%


(a) Non-income producing security.
    See notes to financial statements.

--------------------------------------------------------------------------------
                        AlLLIANCEBERNSTEIN SPECIAL EQUITY INSTITUTIONAL FUND o 9

STATEMENT OF ASSETS & LIABILITIES
April 30, 2003 (unaudited)

Assets
Investments in securities, at value
  (cost $165,223,506) ...............................     $    197,375,054(a)
Cash ................................................                  390
Collateral held for securities loaned................            4,951,800
Receivable for investment securities sold............            1,295,289
Dividends and interest receivable....................                4,100
                                                          ----------------
Total assets.........................................          203,626,633
                                                          ----------------
Liabilities
Payable for collateral received on securities
  loaned.............................................            4,951,800
Payable for investment securities purchased..........              164,316
Advisory fee payable.................................              109,868
Accrued expenses.....................................              155,940
                                                          ----------------
Total liabilities....................................            5,381,924
                                                          ----------------
Net Assets...........................................     $    198,244,709
                                                          ----------------
Composition of Net Assets
Capital stock, at par................................      $        36,392
Additional paid-in capital...........................          291,887,568
Accumulated net investment loss......................             (469,887)
Accumulated net realized loss on investment
  transactions.......................................         (125,360,912)
Net unrealized appreciation of investments...........           32,151,548
                                                          ----------------
                                                          $    198,244,709
                                                          ----------------
Calculation of Maximum Offering Price
Class I Shares
Net asset value, redemption and offering price per share
  ($198,244,709 / 36,391,884 shares of capital stock
  issued and outstanding)............................                $5.45
                                                                     -----


(a) Includes securities on loan with a value of $4,838,489 (see Note E). See notes to financial statements.


--------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN SPECIAL EQUITY INSTITUTIONAL FUND

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2003 (unaudited)

Investment Income
Dividends............................... $       366,845
Interest................................           9,603   $       376,448
                                         ---------------
Expenses
Advisory fee............................         662,084
Administrative..........................          63,000
Custodian...............................          48,394
Audit and legal.........................          23,855
Printing................................          23,288
Transfer agency.........................          10,817
Directors' fees and expenses............          10,000
Registration fees.......................           2,372
Miscellaneous...........................           2,543
                                         ---------------
Total expenses..........................         846,353
Less: expense offset arrangement
  (see Note B)..........................             (18)
                                         ---------------
Net expenses............................                           846,335
                                                           ---------------
Net investment loss.....................                          (469,887)
                                                           ---------------
Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized loss on investment
  transactions..........................                       (10,182,463)
Net change in unrealized
  appreciation/depreciation
  of investments........................                        18,536,500
                                                           ---------------
Net gain on investment transactions.....                         8,354,037
                                                           ---------------
Net Increase in Net Assets
  from Operations.......................                   $     7,884,150
                                                           ---------------


See notes to financial statements.


--------------------------------------------------------------------------------
                        ALLIANCEBERNSTEIN SPECIAL EQUITY INSTITUTIONAL FUND o 11

STATEMENT OF CHANGES
IN NET ASSETS



                                         Six Months Ended    Year Ended
                                          April 30, 2003     October 31,
                                            (unaudited)         2002
                                         ---------------   ---------------
Increase (Decrease) in Net Assets
from Operations
Net investment loss..................... $      (469,887)  $      (895,097)
Net realized loss on investment
  transactions..........................     (10,182,463)      (49,715,536)
Net change in unrealized
  appreciation/depreciation
  of investments........................      18,536,500         8,450,981
                                         ---------------   ---------------
Net increase (decrease) in net
  assets from operations................       7,884,150       (42,159,652)
Capital Stock Transactions
Net decrease............................     (14,021,946)      (49,856,880)
                                         ---------------   ---------------
Total decrease..........................      (6,137,796)      (92,016,532)
Net Assets
Beginning of period.....................     204,382,505       296,399,037
                                         ---------------   ---------------
End of period........................... $   198,244,709   $   204,382,505
                                         ---------------   ---------------


See notes to financial statements.


--------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN SPECIAL EQUITY INSTITUTIONAL FUND

NOTES TO FINANCIAL STATEMENTS
April 30, 2003 (unaudited)

NOTE A
Significant Accounting Policies
AllianceBernstein Special Equity Institutional Fund, Inc. (the "Fund"), formerly Alliance Special Equity Institutional Fund, Inc.; is one of the funds comprising the AllianceBernstein Institutional Funds, Inc. (the "Company"), formerly Alliance Institutional Funds, Inc.; which was organized as a Maryland corporation on October 3, 1997 and is registered under the Investment Company Act of 1940 as an open-ended series investment company. The Company is comprised of three other funds, AllianceBernstein Premier Growth Institutional Fund, AllianceBernstein Quasar Institutional Fund and AllianceBernstein Real Estate Investment Institutional Fund. Each fund has different investment objectives and policies. The Fund commenced operations on April 30, 1999 offering Class I and Class II shares. As of April 30, 2003, there were no Class II shares outstanding. Sales are made at the Fund's net asset value per share without a sales charge. Each class of shares has identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation
In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq


--------------------------------------------------------------------------------
                        ALLIANCEBERNSTEIN SPECIAL EQUITY INSTITUTIONAL FUND o 13

Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments and foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.


--------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN SPECIAL EQUITY INSTITUTIONAL FUND

3. Taxes
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. The Fund accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

5. Income and Expenses
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that Class II shares bear higher transfer agent fees. Expenses of the Company are charged to the Fund in proportion to net assets.

6. Dividends and Distributions
Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B
Advisory Fee and Other Transactions With Affiliates
Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee at an annualized rate of 1% of the first $50 million, .75 of 1% of the excess over $50 million up to $100 million and .50 of 1% of the excess over $100 million of the average daily net assets of the Fund. Such fee is accrued daily and paid monthly.

For the six months ended April 30, 2003:
Pursuant to the advisory agreement, the Adviser provides to the Fund certain legal and accounting services. Such fees amounted to $63,000.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $9,000.


--------------------------------------------------------------------------------
                        ALLIANCEBERNSTEIN SPECIAL EQUITY INSTITUTIONAL FUND o 15

The Fund's expenses were reduced by $18 under an expense offset arrangement with AGIS.

Brokerage commissions paid on investment transactions amounted to $158,442, none of which was paid to Sanford C. Bernstein &Co. LLC, an affiliate of the Adviser.

NOTE C
Distribution Services Agreement
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, at an annual rate of up to .30% of average daily net assets attributable to Class II shares. There are no distribution and servicing fees on Class I shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class II shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D
Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the period ended April 30, 2003, were as follows:

                                             Purchases          Sales
                                         ---------------   ---------------
Investment securities................... $    33,799,806   $    48,978,508
U.S. government securities..............              -0-               -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation...........................   $    42,162,888
Gross unrealized depreciation...........................       (10,011,340)
                                                           ---------------
Net unrealized appreciation.............................   $    32,151,548
                                                           ---------------

NOTE E
Securities Lending
The Fund has entered into a securities lending agreement with AG Edwards & Sons, Inc., (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Fund, administers the lending of portfolio


--------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN SPECIAL EQUITY INSTITUTIONAL FUND securities to certain broker-dealers. In return, the Fund receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Fund. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities.

The Lending Agent may invest the cash collateral received in accordance with the investment restrictions of the Fund. The Lending Agent will indemnify the Fund for any loss resulting from a borrower's failure to return a loaned security when due. As of April 30, 2003, the Fund had loaned securities with a value of $4,838,489 and received cash collateral of $4,951,800 which was invested in a money market fund as included in the footnotes to the accompanying portfolio of investments. For the six months ended April 30, 2003, the Fund earned fee income of $5,653 which is included in interest income in the accompanying statement of operations.

NOTE F
Capital Stock
There are 6,000,000,000 shares of $.001 par value capital stock authorized for the Fund. The Fund consists of two classes designated Class I and Class II, each with 3,000,000,000 authorized shares. There were no shares of Class II outstanding as of April 30, 2003. Transactions in Class I shares were as follows:


              ==================================================================
                            Shares                       Amount
              ==================================================================
              Six Months Ended     Year Ended   Six Months Ended    Year Ended
                April 30, 2003    October 31,     April 30, 2003   October 31,
                   (unaudited)           2002         (unaudited)         2002
              ------------------------------------------------------------------
Class I
Shares sold          1,295,228      2,016,097     $  6,590,071     $ 13,045,201
--------------------------------------------------------------------------------
Shares redeemed     (4,034,089)   (10,467,541)     (20,612,017)     (62,902,081)
Net decrease        (2,738,861)    (8,451,444)   $ (14,021,946)    $(49,856,880)
--------------------------------------------------------------------------------


NOTE G
Joint Credit Facility
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expense in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 2003.


--------------------------------------------------------------------------------
                        ALLIANCEBERNSTEIN SPECIAL EQUITY INSTITUTIONAL FUND o 17

NOTE H
Distributions to Shareholders
The tax character of distributions to be paid for the year ending October 31, 2003 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended October 31, 2002 and October 31, 2001 were as follows:

                                               2002             2001
                                         ---------------   ---------------
Distributions paid from:
   Net long term capital gains.......... $            -0-  $    70,162,607
   Ordinary income......................              -0-       11,507,916
                                         ---------------   ---------------
Total taxable distributions.............              -0-       81,670,523
                                         ---------------   ---------------
Total distributions paid................ $            -0-  $    81,670,523
                                         ---------------   ---------------

As of October 31, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses....................  $  (115,058,733)(a)
Unrealized appreciation/(depreciation)..................       13,495,332(b)
                                                          ---------------
Total accumulated earnings/(deficit)....................  $  (101,563,401)
                                                          ---------------

(a) On October 31, 2002, the Fund had a net capital loss carryforward of $115,058,733, of which $65,462,913 expires in the year 2009 and $49,595,820 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed.
(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.


--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN SPECIAL EQUITY INSTITUTIONAL FUND

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                ==========================================================
                                                     Class I
                                ==========================================================
                                    Six Months                                 April 30,
                                         Ended      Year Ended October 31,    1999(a) to
                                April 30, 2003    -------------------------- October 31,
                                   (unaudited)      2002      2001     2000         1999
                                ----------------------------------------------------------
Net asset value, beginning
  of period...................       $ 5.22       $ 6.23     $12.21    $10.79      $10.00
                                ----------------------------------------------------------
Income from Investment
  Operations
Net investment loss(b)........         (.01)        (.02)      (.01)     (.03)       (.02)
Net realized and unrealized
  gain (loss) on investment
  transactions................          .24         (.99)     (4.14)     1.54         .81
                                ----------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations..................          .23        (1.01)     (4.15)     1.51         .79
                                ----------------------------------------------------------
Less: Distributions
Distributions from net
  realized gain on
  investment transactions.....           -0-          -0-     (1.82)     (.09)         -0-
Distributions in excess of
  net realized gain on
  investment transactions.....           -0-          -0-      (.01)       -0-         -0-
                                ----------------------------------------------------------
Total distributions...........           -0-          -0-     (1.83)     (.09)         -0-
                                ----------------------------------------------------------
Net asset value, end of
  period......................       $ 5.45       $ 5.22     $ 6.23    $12.21      $10.79
                                ----------------------------------------------------------
Total Return
Total investment return
  based on net asset
  value(c)....................         4.41%      (16.21)%  (38.69)%    14.03%       7.90%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted).............     $198,245     $204,383   $296,399  $534,590    $499,846
Ratio to average net
  assets of:
  Expenses, net of waivers ...          .89%(d)      .78%       .69%      .65%        .73%(d)
  Expenses, before waivers ...          .89%(d)      .78%       .69%      .65%        .75%(d)
  Net investment loss.........         (.49)%(d)    (.33)%     (.19)%    (.25)%      (.33)%(d)
Portfolio turnover rate.......           18%          43%        57%       78%         35%


(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.
(d) Annualized.

--------------------------------------------------------------------------------
                        ALLIANCEBERNSTEIN SPECIAL EQUITY INSTITUTIONAL FUND o 19

BOARD OF DIRECTORS



John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)


OFFICERS

Alan E. Levi, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Custodian
State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02116

Principal Underwriter
AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Auditors
Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672


(1) Member of the Audit Committee.


--------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN SPECIAL EQUITY INSTITUTIONAL FUND

ALLIANCEBERNSTEIN FAMILY OF FUNDS


U.S. Growth Funds
Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Quasar Fund
Technology Fund

Value Funds
Disciplined Value Fund
Global Value Fund
Growth & Income Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Blended Style Series
U.S. Large Cap Portfolio

Global & International Stock Funds
All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series
Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Taxable Bond Funds
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Tax-Exempt Bond Funds
National
Intermediate Diversified
Insured National
Arizona
California
Intermediate California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Intermediate New York
Ohio
Pennsylvania
Virginia

Asset Allocation Funds
Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Closed-End Funds
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


AllianceBernstein also offers AllianceBernstein Exchange Reserves, which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

To obtain a prospectus for any AllianceBernstein fund, call your investment professional, or call AllianceBernstein at (800) 227-4618 or visit our web site at www.alliancebernstein.com.

--------------------------------------------------------------------------------
                        ALLIANCEBERNSTEIN SPECIAL EQUITY INSTITUTIONAL FUND o 21

AllianceBernstein Special Equity Institutional Fund
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO] ALLIANCEBERNSTEIN
       Investment Research and Management


SM This service mark used under license from the owner, Alliance Capital Management L.P.


SEIFSR0403


ITEM 2.  CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         Exhibit No.      DESCRIPTION OF EXHIBIT

         10 (b) (1)       Certification of Principal Executive Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (b) (2)       Certification of Principal Financial Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Institutional Funds, Inc.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President

Date:  June 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President

Date:  June 30, 2003

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  June 30, 2003